Condensed Consolidated Guarantor Information Condensed Cash Flow Statement (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ 650	$ 532	$ 1,255	$ 849	$ 1,310
Payments to Acquire Property, Plant, and Equipment	46	28	72	58	317
Proceeds from Collection of Notes Receivable			50	7	3
Payments to Acquire Software	44	38	87	75	81
Payments for (Proceeds from) Other Investing Activities	5	9	22	21	28
Net Cash Provided by (Used in) Investing Activities	(95)	(75)	(131)	(147)	(423)
Borrowings	1,795	1,650	1,676	1,824	4,715
Repayments of Debt and Capital Lease Obligations	1,317	672	1,005	1,860	4,359
Debt issuance costs	(27)	(21)
Payments of debt issuance costs and redemption premium			21	69	76
Proceeds from Intercompany Short Term Debt					0
Repayments of Intercompany Debt				0	0
Proceeds from (Payments for) Other Financing Activities	0	0	0	0	0
Payments of Dividends	87	92	181	195	277
Payments for Repurchase of Common Stock	653	1,439	1,721	891	0
Intercompany Dividends	0
Payments to Noncontrolling Interests			1	1	32
Payments Related to Tax Withholding for Share-based Compensation	34	42	44	31	15
Payments to Acquire Additional Interest in Subsidiaries			3	0	0
Net Cash Provided by (Used in) Financing Activities	(323)	(616)	(1,300)	(1,724)	(44)
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	2	(6)	(10)	8	(15)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	234	(165)	(186)	(1,014)	828
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	718	505	484	670	1,183	$ 670	$ 633
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations			0	0	501		223
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations			484	670	1,684		856
Cash Dividends Paid to Guarantors				0	0
Cash transferred in spin-offs of Park and HGV			0	501	0
Payments to Acquire Intercompany Notes Receivable					0
Proceeds from Collection of Intercompany Notes Receivable					0
Parent Company [Member]
Noncontrolling Interest [Line Items]
Net Cash Provided by (Used in) Operating Activities	0	0	0	0	0
Payments to Acquire Property, Plant, and Equipment	0	0	0	0	0
Proceeds from Collection of Notes Receivable			0	0	0
Payments to Acquire Software	0	0	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0	0	0
Net Cash Provided by (Used in) Investing Activities	0	0	0	0	0
Borrowings	0	0	0	0	0
Repayments of Debt and Capital Lease Obligations	0	0	0	0	0
Debt issuance costs	0	0
Payments of debt issuance costs and redemption premium			0	0	0
Proceeds from Intercompany Short Term Debt					0
Repayments of Intercompany Debt				0	0
Proceeds from (Payments for) Other Financing Activities	740	1,531	1,902	1,086	277
Payments of Dividends	87	92	181	195	277
Payments for Repurchase of Common Stock	653	1,439	1,721	891
Intercompany Dividends	0
Payments to Noncontrolling Interests			0	0	0
Payments Related to Tax Withholding for Share-based Compensation	0	0	0	0	0
Payments to Acquire Additional Interest in Subsidiaries			0
Net Cash Provided by (Used in) Financing Activities	0	0	0	0	0
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	0	0	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	0	0	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	0	0	0	0	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations					0		0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations			0	0	0		0
Cash Dividends Paid to Guarantors				0	0
Cash transferred in spin-offs of Park and HGV				0
Payments to Acquire Intercompany Notes Receivable					0
Proceeds from Collection of Intercompany Notes Receivable					0
HWF Issuers [Member]
Noncontrolling Interest [Line Items]
Net Cash Provided by (Used in) Operating Activities	(85)	(102)	(185)	(113)	(37)
Payments to Acquire Property, Plant, and Equipment	0	0	0	0	0
Proceeds from Collection of Notes Receivable			0	0	0
Payments to Acquire Software	0	0	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0	13	6
Net Cash Provided by (Used in) Investing Activities	0	0	0	(13)	(6)
Borrowings	795	150	175	1,822	0
Repayments of Debt and Capital Lease Obligations	1,295	660	985	1,852	266
Debt issuance costs	(13)	0
Payments of debt issuance costs and redemption premium			0	69	17
Proceeds from Intercompany Short Term Debt					0
Repayments of Intercompany Debt				0	0
Proceeds from (Payments for) Other Financing Activities	598	612	995	225	326
Payments of Dividends	0	0	0	0	0
Payments for Repurchase of Common Stock	0	0	0	0
Intercompany Dividends	0
Payments to Noncontrolling Interests			0	0	0
Payments Related to Tax Withholding for Share-based Compensation	0	0	0	0	0
Payments to Acquire Additional Interest in Subsidiaries			0
Net Cash Provided by (Used in) Financing Activities	85	102	185	126	43
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	0	0	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	0	0	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	0	0	0	0	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations					0		0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations			0	0	0		0
Cash Dividends Paid to Guarantors				0	0
Cash transferred in spin-offs of Park and HGV				0
Payments to Acquire Intercompany Notes Receivable					0
Proceeds from Collection of Intercompany Notes Receivable					0
HOC [Member]
Noncontrolling Interest [Line Items]
Net Cash Provided by (Used in) Operating Activities	0	(8)	(8)	(103)	0
Payments to Acquire Property, Plant, and Equipment	5	4	9	12	0
Proceeds from Collection of Notes Receivable			0	0	0
Payments to Acquire Software	0	0	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0	0	0
Net Cash Provided by (Used in) Investing Activities	(5)	(4)	(9)	(12)	0
Borrowings	1,000	1,500	1,500	0	1,000
Repayments of Debt and Capital Lease Obligations	14	0	0	0	0
Debt issuance costs	(14)	(21)
Payments of debt issuance costs and redemption premium			21	0	20
Proceeds from Intercompany Short Term Debt					0
Repayments of Intercompany Debt				(3)	0
Proceeds from (Payments for) Other Financing Activities	(933)	(1,451)	(1,444)	122	(890)
Payments of Dividends	0	0	0	0	0
Payments for Repurchase of Common Stock	0	0	0	0
Intercompany Dividends	0
Payments to Noncontrolling Interests			0	0	0
Payments Related to Tax Withholding for Share-based Compensation	34	42	44	31	0
Payments to Acquire Additional Interest in Subsidiaries			0
Net Cash Provided by (Used in) Financing Activities	5	(14)	(9)	88	90
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	0	0	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	0	(26)	(26)	(27)	90
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	37	37	37	63	90	63	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations					0		0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations			37	63	90		0
Cash Dividends Paid to Guarantors					0
Cash transferred in spin-offs of Park and HGV				0
Payments to Acquire Intercompany Notes Receivable					0
Proceeds from Collection of Intercompany Notes Receivable					0
Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Net Cash Provided by (Used in) Operating Activities	675	494	1,267	950	866
Payments to Acquire Property, Plant, and Equipment	3	1	7	12	9
Proceeds from Collection of Notes Receivable			49	7	2
Payments to Acquire Software	44	38	87	75	73
Payments for (Proceeds from) Other Investing Activities	(1)	3	6	8	37
Net Cash Provided by (Used in) Investing Activities	(46)	(42)	(51)	(88)	(117)
Borrowings	0	0	0	0	0
Repayments of Debt and Capital Lease Obligations	0	0	0	0	0
Debt issuance costs	0	0
Payments of debt issuance costs and redemption premium			0	0	0
Proceeds from Intercompany Short Term Debt					42
Repayments of Intercompany Debt				0	0
Proceeds from (Payments for) Other Financing Activities	(622)	(450)	(1,209)	(865)	(854)
Payments of Dividends	0	0	0	0	0
Payments for Repurchase of Common Stock	0	0	0	0
Intercompany Dividends	0
Payments to Noncontrolling Interests			0	0	0
Payments Related to Tax Withholding for Share-based Compensation	0	0	0	0	15
Payments to Acquire Additional Interest in Subsidiaries			3
Net Cash Provided by (Used in) Financing Activities	(622)	(450)	(1,212)	(865)	(827)
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	0	0	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	7	2	4	(3)	(78)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	39	30	32	28	31	28	109
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations					0		0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations			32	28	31		109
Cash Dividends Paid to Guarantors				0	0
Cash transferred in spin-offs of Park and HGV				0
Payments to Acquire Intercompany Notes Receivable					(192)
Proceeds from Collection of Intercompany Notes Receivable					192
Non-Guarantor Subsidiaries [Member]
Noncontrolling Interest [Line Items]
Net Cash Provided by (Used in) Operating Activities	75	148	181	285	1,086
Payments to Acquire Property, Plant, and Equipment	38	23	56	34	308
Proceeds from Collection of Notes Receivable			1	0	1
Payments to Acquire Software	0	0	0	0	8
Payments for (Proceeds from) Other Investing Activities	6	6	16	(3)	(15)
Net Cash Provided by (Used in) Investing Activities	(44)	(29)	(71)	(31)	(342)
Borrowings	0	0	1	2	3,715
Repayments of Debt and Capital Lease Obligations	8	12	20	8	4,093
Debt issuance costs	0	0
Payments of debt issuance costs and redemption premium			0	0	39
Proceeds from Intercompany Short Term Debt					192
Repayments of Intercompany Debt				0	(192)
Proceeds from (Payments for) Other Financing Activities	217	(242)	(244)	(568)	1,141
Payments of Dividends	0	0	0	0	0
Payments for Repurchase of Common Stock	0	0	0	0
Intercompany Dividends	(15)
Payments to Noncontrolling Interests			1	1	32
Payments Related to Tax Withholding for Share-based Compensation	0	0	0	0	0
Payments to Acquire Additional Interest in Subsidiaries			0
Net Cash Provided by (Used in) Financing Activities	194	(254)	(264)	(1,246)	87
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	2	(6)	(10)	8	(15)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	227	(141)	(164)	(984)	816
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	642	438	415	579	1,062	579	524
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations					501		223
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations			415	579	1,563		747
Cash Dividends Paid to Guarantors				(170)	(605)
Cash transferred in spin-offs of Park and HGV				501
Payments to Acquire Intercompany Notes Receivable					(42)
Proceeds from Collection of Intercompany Notes Receivable					0
Consolidation, Eliminations [Member]
Noncontrolling Interest [Line Items]
Net Cash Provided by (Used in) Operating Activities	(15)	0	0	(170)	(605)
Payments to Acquire Property, Plant, and Equipment	0	0	0	0	0
Proceeds from Collection of Notes Receivable			0	0	0
Payments to Acquire Software	0	0	0	0	0
Payments for (Proceeds from) Other Investing Activities	0	0	0	3	0
Net Cash Provided by (Used in) Investing Activities	0	0	0	(3)	(42)
Borrowings	0	0	0	0	0
Repayments of Debt and Capital Lease Obligations	0	0	0	0	0
Debt issuance costs	0	0
Payments of debt issuance costs and redemption premium			0	0	0
Proceeds from Intercompany Short Term Debt					(234)
Repayments of Intercompany Debt				3	192
Proceeds from (Payments for) Other Financing Activities	0	0	0	0	0
Payments of Dividends	0	0	0	0	0
Payments for Repurchase of Common Stock	0	0	0	0
Intercompany Dividends	15
Payments to Noncontrolling Interests			0	0	0
Payments Related to Tax Withholding for Share-based Compensation	0	0	0	0	0
Payments to Acquire Additional Interest in Subsidiaries			0
Net Cash Provided by (Used in) Financing Activities	15	0	0	173	563
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	0	0	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	0	0	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 0	$ 0	0	0	0	$ 0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations					0		0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations			$ 0	0	0		$ 0
Cash Dividends Paid to Guarantors				170	605
Cash transferred in spin-offs of Park and HGV				$ 0
Payments to Acquire Intercompany Notes Receivable					234
Proceeds from Collection of Intercompany Notes Receivable					$ (192)